Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000075527 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000075527 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000075527 [Member] | Casella Waste Systems Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000075527 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000075527 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000075527 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000075527 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000075527 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000075527 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000075527 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000075527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000075527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000075527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000075527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000075527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000075527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075527 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000075527 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075527 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000075528 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000075528 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000075528 [Member] | Casella Waste Systems Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000075528 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000075528 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000075528 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000075528 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000075528 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000075528 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000075528 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000075528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000075528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000075528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000075528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000075528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000075528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000075528 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075528 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000031760 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000031760 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000031760 [Member] | Casella Waste Systems Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000031760 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000031760 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000031760 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000031760 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000031760 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000031760 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000031760 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000031760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000031760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000031760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000031760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000031760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000031760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000031760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000031760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000031760 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000031760 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000130460 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000130460 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000130460 [Member] | Casella Waste Systems Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000130460 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000130460 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000130460 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000130460 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000130460 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000130460 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000130460 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000130460 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000130460 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000130460 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000130460 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000130460 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000130460 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130460 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130460 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130460 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130460 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000193013 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000193013 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000193013 [Member] | Casella Waste Systems Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000193013 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000193013 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000193013 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000193013 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000193013 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000193013 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000193013 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000193013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000193013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000193013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000193013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000193013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193013 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193013 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000062293 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000062293 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000062293 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000062293 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000062293 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000062293 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000062293 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000062293 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000062293 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000062293 [Member] | Muenchener Rueckversicherungs Gesellschaft AG in Muenchen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000062293 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000062293 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000062293 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000062293 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000062293 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000062293 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062293 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062293 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062293 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062293 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062293 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062293 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062293 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062294 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000062294 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000062294 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000062294 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000062294 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000062294 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000062294 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000062294 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000062294 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000062294 [Member] | Muenchener Rueckversicherungs Gesellschaft AG in Muenchen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000062294 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000062294 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000062294 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000062294 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000062294 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000062294 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062294 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062294 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062294 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062294 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062294 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062294 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031772 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000031772 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000031772 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000031772 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000031772 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000031772 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000031772 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000031772 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000031772 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000031772 [Member] | Muenchener Rueckversicherungs Gesellschaft AG in Muenchen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000031772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000031772 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000031772 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000031772 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000031772 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000031772 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000031772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000031772 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000031772 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000031772 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000031772 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000031772 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000031772 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130462 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000130462 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000130462 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000130462 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000130462 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000130462 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000130462 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000130462 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000130462 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000130462 [Member] | Muenchener Rueckversicherungs Gesellschaft AG in Muenchen [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000130462 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000130462 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000130462 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000130462 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130462 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130462 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130462 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130462 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130462 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130462 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130462 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130462 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130462 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031776 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000031776 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000031776 [Member] | Casella Waste Systems Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000031776 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000031776 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000031776 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]
C000031776 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000031776 [Member] | Construction Partners Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000031776 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000031776 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000031776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000031776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000031776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000031776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000031776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000031776 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000031776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000031776 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000031776 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000031776 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000130463 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000130463 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000130463 [Member] | Casella Waste Systems Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000130463 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000130463 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000130463 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000130463 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000130463 [Member] | Construction Partners Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[11]
C000130463 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000130463 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000130463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000130463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000130463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000130463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000130463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000130463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000130463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130463 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130463 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000123289 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000123289 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000123289 [Member] | Alamos Gold Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000123289 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000123289 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000123289 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000123289 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000123289 [Member] | Crescent Energy Co CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000123289 [Member] | John Wiley And Sons Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000123289 [Member] | Globus Medical Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000123289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000123289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000123289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000123289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000123289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000123289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000123289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000123289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123289 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123289 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000171545 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000171545 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000171545 [Member] | Alamos Gold Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000171545 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000171545 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000171545 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000171545 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000171545 [Member] | Crescent Energy Co CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000171545 [Member] | John Wiley And Sons Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000171545 [Member] | Globus Medical Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000171545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000171545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000171545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000171545 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171545 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171545 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000031777 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000031777 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000031777 [Member] | Alamos Gold Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000031777 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000031777 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000031777 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000031777 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000031777 [Member] | Crescent Energy Co CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000031777 [Member] | John Wiley And Sons Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000031777 [Member] | Globus Medical Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000031777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000031777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000031777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000031777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000031777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000031777 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000031777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000031777 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000031777 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000031777 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000031777 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031777 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000171546 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000171546 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000171546 [Member] | Alamos Gold Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000171546 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000171546 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000171546 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000171546 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000171546 [Member] | Crescent Energy Co CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000171546 [Member] | John Wiley And Sons Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000171546 [Member] | Globus Medical Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000171546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000171546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000171546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000171546 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171546 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171546 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[10]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[11]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[12]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[13]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[14]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[15]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.